Warrants (Schedule of Movement of Warrants) (Details) (Series B-1 Preferred Stock [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Series B-1 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Beginning balance	4,815
Issuance		4,243
Fair value change	514	564
Exercise	(5,232)
Exchange difference	(97)	8
Ending balance		4,815